Note 3 - Summary of Significant Accounting Policies	15 Months Ended
Sep. 30, 2012
Significant Accounting Policies [Text Block]
Note 3 – Summary of Significant Accounting Policies

The accompanying unaudited consolidated interim financial statements have been prepared in accordance with the instruction from Form 10-Q pursuant to the rules and regulations of the Securities and Exchange Commission and, therefore, do not include all information and notes normally provided in the audited financial statements and should be read in conjunction with the Company’s audited consolidated financial statements for fiscal year ended March 31, 2012 filed with the United States Securities and Exchange Commission. The result of operations for the interim periods presented is not necessarily indicative of the results to be expected for the full year.

The accompanying unaudited consolidated interim balance sheets, statements of operations and comprehensive income (loss), stockholders’ equity and cash flows reflected all adjustments, consisting of normal recurring adjustments, that are, in the opinion of management, necessary for a fair presentation of the financial position of the Company, at September 30, 2012, and the results of operations and cash flows for the six months ended September 30, 2012, and for the period from December 3, 2001 (Date of Commencement) to September 30, 2012.